SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

On July 18, 2024, the Company through its wholly owned subsidiary, Healthy Choice Markets VI, LLC, entered into an Asset Purchase Agreement (the “Purchase Agreement”) with (i) GreenAcres Markets of Oklahoma, LLC, an Oklahoma limited liability company and GACorp, Inc., a Kansas corporation (each, a “Seller”; collectively, the “Sellers”); and (ii) the group of equity holders owning the majority interests of the Sellers. The Company acquired certain assets and assumed certain liabilities of five organic and natural health food and vitamin stores located in Oklahoma and Kansas. The purchase price under the Purchase Agreement is $7,300,000, of which $1,825,000 is in the form of a promissory note. The Company has engaged a professional valuation firm to perform the valuation of the assets acquired and liabilities assumed.

On July 18, 2024 (the “Effective Date”), HCWC entered into a loan and security agreement with a private lender to support its expansion plans and funding of any working capital needs. The face amount of the loan (the “Acquisition Loan’) is $7,500,000 with 12% annual interest and 3 years in term. The loan is guaranteed by all of the subsidiaries of HCWC (the “Guarantors”) and secured by substantially all of the assets of HCWC and the Guarantors. The Acquisition Loan maybe prepaid at any time at a premium in the amount of ten percent (10%) of the principal amount of the Acquisition Loan outstanding prior to such prepayment. Payments on the Acquisition Loan are required to be made as follows: $1,125,000 on first anniversary of the Loan Effective Date, $1,875,000 on the second anniversary of the Loan Effective Date, and the remaining outstanding principal balance of principal and accrued interest on the third anniversary of the Loan Effective Date.

On July 24, 2024, the Company finalized the closing of Saugerties building sale with all parties involved, and received net proceeds of $695,000. The title and deed were transferred on the closing date.

On July 25, 2024, the Company filed Amendment No. 5 to its registration statement on Form S-1 with the Commission with respect to the Spin-Off.

On July 25, 2024, the Company filed Amendment No. 6 to its registration statement on Form S-1 with the Commission with respect to the IPO.

On July 31, 2024, one of the Company’s subsidiaries, Healthy Choice Markets IV, LLC, was served with a lawsuit filed by a former employee alleging violations of state and federal wage and hour laws. The Company believes the claims are without merit and intends to vigorously defend against the lawsuit. While the outcome of this litigation cannot be predicted with certainty, the Company does not believe that the lawsuit, if adversely resolved, would have a material adverse effect on its financial condition, results of operations, or cash flows.

On August 17, 2024, the Company amended its financing agreement with a key investor. The agreement extended the maturity date on its $5 million revolving credit facility from August 31, 2025 to February 28, 2026.

On August 30, 2024, the Company filed Amendment No. 6 to its registration statement on Form S-1 with the Commission with respect to the Spin-Off.

On August 30, 2024, the Company filed Amendment No. 7 to its registration statement on Form S-1 with the Commission with respect to the IPO.

On September 11, 2024, the Company filed Amendment No. 7 to its registration statement on Form S-1 with the Commission with respect to the Spin-Off.

On September 11, 2024, the Company filed Amendment No. 8 to its registration statement on Form S-1 with the Commission with respect to the IPO.

On September 12, 2024, the Company filed Amendment No. 8 to its registration statement on Form S-1 with the Commission with respect to the Spin-Off.

NOTE 18. SUBSEQUENT EVENTS

In connection with the spin off, on January 18, 2024, the Company entered into Securities Purchase Agreement with institutional investors whereby the Company issued a total of approximately $1.9 million in unsecured promissory notes (the “Notes). The notes were issued at a 10% original issue discount and accrue interest at a rate of 10% per annum. All principal and accrued interest on the Notes shall be due and payable upon the earlier of (1) the closing of the Potential initial public offering (“IPO”), (2) the one-year anniversary of issuance or (3) the time at which the balance is due and payable upon an event of default. The investors agree to acquire $1,700,000 of Class A common stock in the IPO, and the Company will issue 188,889 shares of Class A common stock (assuming an IPO offering price of $10 per share) to institutional investors upon IPO.

On February 13, 2024, the Company filed Amendment No. 2 to its registration statement on Form S-1 with the Commission with respect to the Spin-Off.

On February 13, 2024, the Company filed Amendment No. 3 to its registration statement on Form S-1 with the Commission with respect to the IPO.

On February 9, 2024, in order to maximize profitability and improve operation efficiency, management made the decision to close the Saugerties store. The building where the store is located is owned by the Company, and it is currently for sale. At the time of these consolidated carve-out financial statements are issued, no sales agreement has been signed.

On April 8, 2024, HCWC and the institutional investors entered into an amendment to the January 18, 2024, agreement whereby HCWC agrees to issue warrants in lieu of the Class A common stock shares. The warrants will be issued in the same aggregate amount as the Class A common stock, $1,888,889. The parties also agreed to terminate any existing obligations of the institutional investors to acquire HCWC Class A common stock as part of the IPO transaction. Further, the parties agreed to extend the date to August 1, 2024 as the date when the HCWC spin-off transaction must be completed in order to require the institutional investors to acquire the Series A Convertible Preferred Stock.

On May 16, 2024, the Company secured a $5,000,000 revolving credit facility from a long-standing, key investor, to continue its expansion plans and fund any working capital needs.

Greens Natural Foods, Inc. [Member]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, the Company has analyzed its operations subsequent to September 30, 2022, and through December 19, 2023, the date of this report being issued and has determined that the only material subsequent event is the company sales.

On October 14, 2022, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Healthy Choice Markets IV, LLC (“HCM V”), wholly owned subsidiary of Healthier Choices Management Corp. Pursuant to the Purchase Agreement, the Company sold certain assets and certain liabilities of an organic and natural health food and vitamin chain with eight store locations in New York and northern and central New Jersey (the “Stores”).

The cash purchase price under the Asset Purchase Agreement was $5,142,000, with $3,000,000 seller financing in the form of promissory note. The Company assigned all lease obligations for the Stores to HCM V. The transaction was closed on October 14, 2022.